Loss per share (Tables)	12 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Disclosure of detailed information about loss per share [Table Text Block]
	Year ended Setpember 30, 2024	Year ended Setpember 30, 2023	Year ended Setpember 30, 2022
Issued common shares, beginning of year	561,678	77,322	69,951

Effect of shares issued from:

Debt settlements	3,369	4,475	13
April 2024 U.S. Public Offering (Note 16(a))	34,942	-	-
June 2024 U.S. Public Offering (Note 16(a))	85,573	-	-
August 2024 U.S. Public Offering (Note 16(a))	61,836	-	-
December 2022 U.S. IPO and Canadian Offering (Note 16(a))	-	260,763	-
Over-allotment Pre-Funded Warrants (Note 15)	-	16,083	-
July 2023 Private Placement (Note 16(a))	-	29,998	-
July 2023 Pre-Funded Warrants (Note 15)	-	18,101	-
Conversion of stock units	-	1,181	370
Exercise of options	-	267	-
Exercise of warrants	79,737	33	1,059
Issuance of bonus shares	-	-	826
Private placements	-	-	457
Acquisition of Police Ordnance (Note 4)	-	-	314
Conversion of contingent shares	-	-	38
Weighted average number of basic common shares	827,135	408,223	73,028
Dilutive securities:
Stock options	-	-	-
Warrants	-	-	-
Weighted average number of dilutive common shares	827,135	408,223	73,028